Recapitalization Transaction (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Summary of ownership upon closing Recapitalization Transaction	The following table summarizes the ownership of the Company’s common stock issued and outstanding upon closing of the Recapitalization Transaction:

	Shares	Ownership %
Former Seller stockholders and affiliated entities	48,421,309	96.5%
Former MUDS public stockholders(1)	1,197,704	2.4%
Lender to Sprott Credit Agreement	496,634	1.0%
Cantor Fitzgerald & Co.	44,395	0.1%
Total shares issued and outstanding	50,160,042	100.0%
(1)Includes 200,000 shares held by Cantor.
The following table summarizes the ownership of the Company’s common stock issued and outstanding upon closing of the Recapitalization Transaction:

	Shares	Ownership %
Former Seller stockholders and affiliated entities	48,421,309	96.5%
Former MUDS public stockholders(1)	1,197,704	2.4%
Lender to Sprott Credit Agreement	496,634	1.0%
Cantor Fitzgerald & Co.	44,395	0.1%
Total shares issued and outstanding	50,160,042	100.0%
(1)Includes 200,000 shares held by Cantor.